Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2022
Revenues (Losses)	$3,284,729	$(6,694,312)	$(595,871)	$1,522,954	$(2,482,500)

Commissions and fees	2,297,341	7,863	664,435	229,295	3,198,934
Compensation and benefits	953,213	-	-	2,667,293	3,620,506
Occupancy	-	3,600	3,600	819,054	826,254
Communication and technology	459,263	340,408	340,408	2,252,715	3,392,794
General and administrative	101,143	57,372	57,372	1,012,685	1,228,572
Crypto currencies	-	-	-	-	-
Professional fees	17,496	106,533	106,533	3,486,277	3,716,839
Research and development	-	-	-	4,693,995	4,693,995
Service fees	-	470,791	951,857	534,137	1,956,785
Interest	-	-	1,675,946	658,652	2,334,598
Depreciation	539	800,000	800,000	431,847	2,032,386
Marketing	3,185	54,000	54,000	3,632,382	3,743,567
Payment service charge	-	(78,562)	66,155	-	(12,407)
Change in fair value of warrant liabilities	-	-	-	(1,260,354)	(1,260,354)
Impairment of fixed assets	-	-	-	1,690,028	1,690,028
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	6,499	-	-	25,907	32,406

	3,838,679	1,762,005	4,720,306	21,167,532	31,488,522

Loss from operations	$(553,950)	$(8,456,317)	$(5,316,177)	$(19,644,578)	$(33,971,022)

Total segment assets	$11,388,786	$13,468,277	$43,725,609	$18,051,712	$86,634,384

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2021
Revenue	$2,800,543	$8,700,009	$13,182,716	$309,444	$24,992,712

Commissions and fees	2,037,619	63,654	1,031,416	185,003	3,317,692
Compensation and benefits	1,083,943	-	-	2,985,260	4,069,203
Occupancy	-	3,900	3,900	771,081	778,881
Communication and technology	437,629	418,227	698,262	375,863	1,929,981
General and administrative	89,040	393,005	78,616	1,455,921	2,016,582
Crypto currencies	-	-	-	1,163,846	1,163,846
Professional fees	14,281	136,755	136,755	3,549,026	3,836,817
Research and development	-	-	-	1,205,040	1,205,040
Service fees	-	449,765	2,730,596	394,218	3,574,579
Interest	-	-	804,621	803,479	1,608,100
Depreciation	2,027	640,326	93,007	181,556	916,916
Marketing	2,171	70,000	-	841,504	913,675
Payment service charge	-	(274,616)	93,367	-	(181,249)
Change in fair value of warrant liabilities	-	-	-	470,804	470,804
Other operating expenses	1,224	79,934	-	63,017	144,175

	3,667,934	1,980,950	5,670,540	14,445,618	25,765,042

Income (loss) from operations	$(867,391)	$6,719,059	$7,512,176	$(14,136,174)	$(772,330)

Total segment assets	$4,097,364	$12,028,984	$112,623,891	$20,166,592	$148,916,831

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2020
Revenue	$2,029,669	$6,810,520	$223,927	$1,166,019	$10,230,135

Commissions and fees	1,316,800	70,124	45,719	413,351	1,845,994
Compensation and benefits	1,110,192	-		2,692,601	3,802,793
Occupancy	-	3,300	3,300	676,560	683,160
Communication and technology	455,323	409,961	233,669	355,097	1,454,050
General and administrative	55,028	225,067	18,105	1,966,118	2,264,318
Professional fees	26,690	108,175	170,544	1,260,425	1,565,834
Service fees	-	300,990	13,352	519,522	833,864
Interest	-	-	52,240	130,917	183,157
Depreciation	13,000	(26,403)	26,403	27,556	40,556
Marketing	222	166,013	-	485,089	651,324
Payment service charge	-	245,030	-	-	245,030
Change in fair value of warrant liabilities	-	-	-	(777,266)	(777,266)
Other operating expenses	-	-	-	11,464	11,464

	2,977,255	1,502,257	563,332	7,761,434	12,804,278

Income (loss) from operations	$(947,586)	$5,308,263	$(339,405)	$(6,595,415)	$(2,574,143)

Total segment assets	$4,624,325	$11,558,061	$3,078,078	$3,645,605	$22,906,069